Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other assets as of December 31, 2017 and 2016:

	As of
In thousands of U.S. dollars	December 31, 2017	December 31, 2016
SSM - prepaid vessel operating expenses	$6,391	$4,233
Prepaid insurance	3,429	3,206
Third party - prepaid vessel operating expenses	1,255	42
Prepaid interest	1,153	—
Other prepaid expenses	5,492	1,586
	$17,720	$9,067